Commitments and contingencies, Commitments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Commitments [Abstract]
Concession fees	$ 17,589		$ 19,057
Capital contribution in joint venture	$ 113,777	$ 6,160
Capital contribution payment period for joint venture	3 years	3 years